Notes Payable And Long-Term Debt (Schedule of Maturities of Notes Payable and Long-Term Debt) (Details) (USD $) In Millions	Jul. 31, 2011	Jan. 31, 2011	Jan. 31, 2010
Notes Payable And Long-Term Debt
2012		$ 3
2013		553
2014		1
2015		1
2016		1
2017 and thereafter		1,301
Total principal payments		1,860
Less unamortized discount		8
Notes payable and long-term debt	$ 1,852	$ 1,852	$ 1,106